UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010


Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_| is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Emerging Sovereign Group LLC

Address:  101 Park Avenue
          48th Floor
          New York, NY 10178


13F File Number: 028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Kevin Kenny, Jr.
Title:  Managing Member
Phone:  (212) 984-5761


Signature, Place and Date of Signing:


/s/ J. Kevin Kenny, Jr.         New York, NY                  November 15, 2010
-----------------------       ----------------               -------------------
    [Signature]                [City, State]                       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total: $213,029
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number              Name
---      --------------------              ----------------------
NONE

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2010
COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  ----------------  ---------  --------  --------------------  ----------  -------- --------------------
                                                           VALUE       SHS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION   MGRS      SOLE   SHARED NONE
----------------------------  ----------------  ---------  --------  ---------  ---  ----  ----------  -------- -------- ------ ----
BAIDU INC                     SPON ADR REP A    056752108   10,718     104,446  SH           SOLE      NONE      104,446
CHANGYOU COM LTD              ADS REP CL A      15911M107   10,530     382,891  SH           SOLE      NONE      382,891
COGNIZANT TECHNOLOGY SOLUTIO  CL A              192446102    8,009     124,225  SH           SOLE      NONE      124,225
CTC MEDIA INC                 COM               12642X106   12,227     557,286  SH           SOLE      NONE      557,286
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100    9,348     195,764  SH           SOLE      NONE      195,764
DISCOVERY COMMUNICATNS NEW    COM SER C         25470F302    8,842     231,530  SH           SOLE      NONE      231,530
GENPACT LIMITED               SHS               G3922B107   33,789   1,905,744  SH           SOLE      NONE    1,905,744
GOOGLE INC                    CL A              38259P508   17,269      32,844  SH           SOLE      NONE       32,844
LONGTOP FINL TECHNOLOGIES LT  ADR               54318P108   13,625     346,242  SH           SOLE      NONE      346,242
MASTERCARD INC                CL A              57636Q104   27,503     122,781  SH           SOLE      NONE      122,781
PRICELINE COM INC             COM NEW           741503403   11,836      33,979  SH           SOLE      NONE       33,979
VISA INC                      COM CL A          92826C839    9,175     123,555  SH           SOLE      NONE      123,555
WESTERN UN CO                 COM               959802109   16,539     935,965  SH           SOLE      NONE      935,965
WIMM BILL DANN FOODS OJSC     SPONSORED ADR     97263M109    8,016     354,397  SH           SOLE      NONE      354,397
YAHOO INC                     COM               984332106    5,565     392,700  SH           SOLE      NONE      392,700
YUM BRANDS INC                COM               988498101   10,040     217,970  SH           SOLE      NONE      217,970






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